Related Party Transactions - Arctic Spirit and Polar Spirit - Additional Information (Detail) - Vessel	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Number of vessels	10	11
BG Joint Venture [Member] | Shipbuilding supervision and crew training services [Member] | Newbuildings [Member]
Related Party Transaction [Line Items]
Number of vessels	4
Subsidiary of Common Parent [Member] | Liquefied Natural Gas [Member] | Charters-out [Member]
Related Party Transaction [Line Items]
Number of vessels	2